UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Innovator ETFs Trust II

(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe St

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

INNOVATOR

Annual Report

Innovator S&P Investment Grade Preferred ETF (EPRF)

March 31, 2019
Innovator ETFs Trust II

TABLE OF CONTENTS

Letter to Shareholders	1
Fund Performance	2
Expense Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	29
Trustee and Officers	30
Board Considerations Regarding Approval of Investment Management Agreement	32
Additional Information	36

Letter to Shareholders (Unaudited)

Dear Shareholders,

Thank you for your continued support of the Innovator S&P Investment Grade Preferred ETF. The following shareholder letter covers the one-year period ended March 31, 2019.

The ETF remains the only 100% investment grade preferred ETF in the market. Effective October 21, 2018 the ETF began including investment grade floating and variable rate preferreds according to its underlying index.

As interest rates moved higher and fear around investment grade issues rose in 2018, investors shifted into short duration income instruments while investment grade bonds and preferreds ended the year trading at steep discounts to par. In 2019 investment grade credit stabilized rewarding investors who stepped in towards the end of 2018. The ETF remains positioned to provide investors a way to maintain exposure to the preferred space but with an emphasis on credit quality. As rates stabilize and move lower from their 2018 highs, we believe many investors continue to trade interest rate risk for credit risk to obtain higher yields. We appreciate your interest in the ETF and look forward to partnering on current and future Innovator ETFs.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of March 31, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. The Fund’s return may not match the return of the Index. The Fund invests in preferred securities which may be subject to many of the risks associated with debt securities, including interest rate risk. The Fund invests in equity securities which may be subject to volatile price fluctuations. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price.

Fund Performance

March 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to March 31, 2019 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

Growth of a Hypothetical $10,000 Investment

at March 31, 2019

	Average Annual Total Returns As of March 31, 2019
	One Year	Since Inception (1)
Innovator S&P Investment Grade Preferred ETF
NAV Return	4.54%	2.68%
Market Return	3.96%	2.64%
S&P U.S. High Quality Preferred Stock Index	5.07%	3.33%
S&P U.S. Preferred Stock Index	4.17%	3.87%

(1)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com.

Fund Performance

March 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

Expense Example

For the Period Ended

March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs including brokerage commissions on the purchase and sale of fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example

For the Period Ended

March 31, 2019 (Unaudited) (Continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	for the Period	During the Period (1)
Innovator S&P Investment Grade Preferred ETF (NAV)
Actual	$1,000.00	$1,035.30	0.47%	$2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.59	0.47%	2.37

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Schedule of Investments

March 31, 2019

Investments	Shares	Value
PREFERRED STOCKS - 99.39%
Banks - 22.50%
BB&T Corp., 5.625% (a)	2,844	$72,720
BB&T Corp., 5.850% (a)	2,784	70,073
BB&T Corp., Series E, 5.625% (a)	2,856	71,600
BB&T Corp., Series F, 5.200% (a)(b)	3,048	74,981
BB&T Corp., Series G, 5.200% (a)	3,036	74,686
HSBC Holdings PLC, Series A, 6.200% (a)	13,548	349,132
JPMorgan Chase & Co., Series AA, 6.100% (a)	1,932	50,618
JPMorgan Chase & Co., Series BB, 6.150% (a)	1,908	50,142
JPMorgan Chase & Co., Series DD, 5.750% (a)	1,980	50,945
JPMorgan Chase & Co., Series P, 5.450% (a)	1,980	50,510
JPMorgan Chase & Co., Series W, 6.300% (a)	1,932	50,599
JPMorgan Chase & Co., Series Y, 6.125% (a)	1,932	50,213
Northern Trust Corp., Series C, 5.850% (a)	13,812	347,648
State Street Corp., Series C, 5.250% (a)	3,732	91,285
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month USD Libor + 3.108% (a)	3,444	90,646
State Street Corp., Series E, 6.000% (a)	3,420	87,484
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month USD Libor + 3.709% (a)	3,552	90,505
The Bank of New York Mellon Corp., 5.200% (a)	14,664	366,014
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month USD Libor + 4.067% (a)	6,576	176,237
The PNC Financial Services Group, Inc., Series Q, 5.375% (a)	7,344	181,764
US Bancorp., 5.150% (a)(b)	3,660	89,853
US Bancorp., Series B, 3.500% to 07/15/2019 then 3-Month USD Libor + 0.600% (a)	4,512	84,826
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month USD Libor + 4.468% (a)	3,216	86,124
US Bancorp., Series K, 5.500% (a)	3,480	88,427
Wells Fargo & Co., 5.200% (a)	1,272	30,999
Wells Fargo & Co., Series L, 7.500% (a)	24	31,016
Wells Fargo & Co., Series O, 5.125% (a)	1,284	31,201
Wells Fargo & Co., Series P, 5.250% (a)	1,260	30,870
Wells Fargo & Co., Series Q, 5.850% to 09/15/2023 then 3-Month USD Libor + 3.090% (a)	1,164	30,322
Wells Fargo & Co., Series R, 6.625% to 03/15/2024 then 3-Month USD Libor + 3.690% (a)	1,080	29,840
Wells Fargo & Co., Series T, 6.000% (a)	1,128	28,854
Wells Fargo & Co., Series V, 6.000% (a)	1,128	29,610
Wells Fargo & Co., Series W, 5.700% (a)	1,176	30,023

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2019 (Continued)

Investments	Shares	Value
Banks (continued)
Wells Fargo & Co., Series X, 5.500% (a)	1,212	$30,664
Wells Fargo & Co., Series Y, 5.625% (a)	1,188	30,056
		3,130,487
Capital Markets - 10.62%
Apollo Global Management LLC, Series A, 6.375% (a)	7,512	186,448
Apollo Global Management LLC, Series B, 6.375% (a)	7,560	185,522
KKR & Co., Inc., Series A, 6.750% (a)	6,672	176,474
KKR & Co., Inc., Series B, 6.500% (a)	6,648	175,574
Oaktree Capital Group LLC, Series A, 6.625% (a)	7,368	184,053
Oaktree Capital Group LLC, Series B, 6.550% (a)	7,488	186,151
The Carlyle Group LP, Series A, 5.875% (a)	16,752	383,454
		1,477,676
Diversified Financial Services - 5.04%
Allied Capital Corp., 6.875%, 04/15/2047	6,912	175,012
Ares Management Corp., Series A, 7.000% (a)	6,636	173,863
The Charles Schwab Corp., Series C, 6.000% (a)	13,512	351,717
		700,592
Electric - 13.06%
Alabama Power Co., Series A, 5.000% (a)	14,088	362,343
Duke Energy Corp., 5.125%, 01/15/2073	14,760	363,097
NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	7,584	186,491
NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	7,524	187,423
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	13,932	354,848
SCE Trust II, 5.100% (a)	3,492	72,459
SCE Trust III, Series H, 5.750% to 03/15/2024 then 3-Month USD Libor + 2.990% (a)	2,976	71,126
SCE Trust IV, Series J, 5.375% to 09/15/2025 then 3-Month USD Libor + 3.132% (a)	3,324	73,294
SCE Trust V, Series K, 5.450% to 03/15/2026 then 3-Month USD Libor + 3.790% (a)	3,168	70,963
SCE Trust VI, 5.000% (a)	3,636	74,720
		1,816,764
Hand & Machine Tools - 2.65%
Stanley Black & Decker, Inc., 5.750%, 07/25/2052	14,376	368,026

Insurance - 29.14%
Aegon NV, 6.375% (a)	4,560	116,918
Aegon NV, 6.500% (a)	4,560	117,420
Aegon NV, Series 1, 4.000% to 06/17/2019 then 3-Month USD Libor + 0.875% (a)	5,676	123,339

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2019 (Continued)

Investments	Shares	Value
Insurance (continued)
Arch Capital Group Ltd., Series E, 5.250% (a)	8,352	$192,430
Arch Capital Group Ltd., Series F, 5.450% (a)(b)	8,112	196,635
Aspen Insurance Holdings Ltd., 5.625% (a)	8,304	201,040
Aspen Insurance Holdings Ltd., 5.950% to 07/01/2023 then 3-Month USD Libor + 4.060% (a)	7,524	193,141
Axis Capital Holdings Ltd., Series D, 5.500% (a)	7,632	185,229
Axis Capital Holdings Ltd., Series E, 5.500% (a)	7,632	181,871
MetLife, Inc., Series A, 4.000% to 06/17/2019 then 3-Month USD Libor + 1.000% (a)	8,100	183,303
MetLife, Inc., Series E, 5.625% (a)	7,020	179,080
PartnerRe Ltd., Series H, 7.250% (a)	13,440	363,821
Prudential Financial, Inc., 5.700%, 03/15/2053	7,164	182,109
Prudential Financial, Inc., 5.750%, 12/15/2052	7,044	178,918
Prudential PLC, 6.500% (a)	6,696	175,837
Prudential PLC, 6.750% (a)	6,780	176,416
RenaissanceRe Holdings Ltd., Series E, 5.375% (a)	7,968	191,391
RenaissanceRe Holdings Ltd., Series F, 5.750% (a)	7,536	189,304
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month USD Libor + 3.165%, 01/15/2053	14,352	366,263
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month USD Libor + 5.596%, 04/15/2042	6,300	178,857
The Hartford Financial Services Group, Inc., Series G, 6.000% (a)	6,684	181,070
		4,054,392
Real Estate Investment Trusts - 16.38%
Federal Realty Investment Trust, Series C, 5.000% (a)	16,140	382,195
Kimco Realty Corp., Series I, 6.000% (a)	2,832	71,933
Kimco Realty Corp., Series J, 5.500% (a)(b)	3,120	77,314
Kimco Realty Corp., Series K, 5.625% (a)	2,988	74,102
Kimco Realty Corp., Series L, 5.125% (a)(b)	3,300	77,781
Kimco Realty Corp., Series M, 5.250% (a)	3,216	74,933
National Retail Properties, Inc., Series E, 5.700% (a)	7,320	184,976
National Retail Properties, Inc., Series F, 5.200% (a)	7,908	191,769
PS Business Parks, Inc., Series W, 5.200% (a)	5,352	128,502
PS Business Parks, Inc., Series X, 5.250% (a)(b)	5,280	129,360
PS Business Parks, Inc., Series Y, 5.200% (a)	5,400	128,196
Public Storage, Series A, 5.875% (a)	1,236	32,012
Public Storage, Series B, 5.400% (a)	1,320	33,488

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2019 (Continued)

Investments	Shares	Value
Real Estate Investment Trusts (continued)
Public Storage, Series C, 5.125% (a)	1,416	$34,975
Public Storage, Series D, 4.950% (a)(b)	1,452	35,385
Public Storage, Series E, 4.900% (a)	1,476	35,114
Public Storage, Series F, 5.150% (a)	1,404	34,805
Public Storage, Series G, 5.050% (a)	1,428	35,729
Public Storage, Series U, 5.625% (a)	1,284	32,601
Public Storage, Series V, 5.375% (a)	1,368	33,872
Public Storage, Series W, 5.200% (a)	1,392	34,174
Senior Housing Properties Trust, 5.625%, 08/01/2042	16,668	386,364
Wells Fargo Real Estate Investment Corp., Series A, 6.375% (a)	1,128	28,944
		2,278,524
TOTAL PREFERRED STOCKS (Cost $14,136,154)		13,826,461

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.65%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	507,698	507,698
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $507,698)		507,698

SHORT TERM INVESTMENTS - 0.68%
Money Market Funds - 0.68%
First American Government Obligations Fund - Class X, 2.33% (c)	94,099	94,099
TOTAL SHORT TERM INVESTMENTS (Cost $94,099)		94,099

Total Investments (Cost $14,737,951) - 103.72%		14,428,258
Liabilities in Excess of Other Assets - (3.72)%		(517,694)
TOTAL NET ASSETS - 100.00%		$13,910,564

Percentages are stated as a percent of net assets.

USD – United States Dollar

Libor – London Interbank Offered Rate

(a)	Security is perpetual in nature with no stated maturity date.
(b)	All or a portion of this security is on loan as of March 31, 2019. The total value of securities on loan is $498,792, or 3.59% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Asset Type	% of Net Assets
Preferred Stocks	99.39%
Short Term Investments	0.68
Investments Purchased with Proceeds From Securities Lending	3.65
Total Investments	103.72
Liabilities in Excess of Other Assets	(3.72)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

March 31, 2019

Assets:
Investments, at value (1)(2)	$14,428,258
Dividends and interest receivables	51,743
Securities lending income receivable	799
Total Assets	14,480,800

Liabilities:
Payable to Adviser	5,538
Distribution payable	57,000
Payable for collateral upon return of securities loaned	507,698
Total Liabilities	570,236
Net Assets	$13,910,564

Net Assets Consist of:
Capital stock	$15,450,880
Total distributable earnings/(accumulated deficit)	(1,540,316)
Net Assets	$13,910,564

Net Asset Value:
Net assets	$13,910,564
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	600,000
Net asset value price per share	$23.18

(1) Cost of investments	$14,737,951
(2) Including $498,792 of securities on loan at value.

 The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended March 31, 2019

Investment Income:
Dividends	$960,607
Interest	1,506
Securities lending income, net	799
Total Investment Income	962,912

Expenses:
Investment advisory fee	80,971
Expenses	80,971
Net Investment Income/(Loss)	881,941

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(414,603)
Redemptions sold in-kind	141,023
Net change in unrealized appreciation/(depreciation) on investments	72,146
Net Realized and Unrealized Gain/(Loss)	(201,434)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$680,507

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Year Ended March 31, 2019	Year Ended March 31, 2018

Operations:
Net investment income/(loss)	$881,941	$1,015,689
Net realized gain/(loss)	(273,580)	(80,938)
Net change in unrealized appreciation/(depreciation)	72,146	(461,736)
Net Increase/(Decrease) in Net Assets Resulting From Operations	680,507	473,015

Distributions Paid to Shareholders:
Distributions paid to shareholders	(884,376)	(1,066,089	)(1)
Distributions paid to shareholders from return of capital	–	(31,052)
Total Distributions to Shareholders	(884,376)	(1,097,141)

Fund Share Transactions:
Proceeds from shares sold	3,583,797	9,663,649
Cost of shares redeemed	(9,339,003)	(1,199,779)
Net Increase/(Decrease) in Net Assets From Capital Share Transactions	(5,755,206)	8,463,870

Total Increase/(Decrease) in Net Assets	(5,959,075)	7,839,744

Net Assets:
Beginning of period	19,869,639	12,029,895
End of period	$13,910,564	$19,869,639	(2)

Change in Shares Outstanding:
Shares sold	150,000	400,000
Shares redeemed	(400,002)	(50,000)
Net Increase/(Decrease)	(250,002)	350,000

(1) Distributions from net investment income.

(2) Includes accumulated undistributed net investment income/(loss) of $(6,239).

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period Ended March 31, 2017 (1)
Per Share Operating Performance
(For a share outstanding throughout each period)

Net Asset Value, Beginning of Period	$23.38	$24.06	$25.07

Investment Operations:
Net investment income/(loss) (2)	1.18	1.29	1.21
Net realized and unrealized gain/(loss)	(0.18)	(0.57)	(1.17)
Total From Investment Operations	1.00	0.72	0.04

Distributions Paid to Shareholders:
Distributions paid from net investment income	(1.20)	(1.36)	(1.05)
Distributions paid from return of capital	—	(0.04)	—
Total Distributions Paid	(1.20)	(1.40)	(1.05)
Change in Net Asset Value for the Period	(0.20)	(0.68)	(1.01)
Net Asset Value, End of Period	$23.18	$23.38	$24.06

Total Return	4.54%	2.98%	0.18	%(3)

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,911	$19,870	$12,030
Ratio of expenses to average net assets	0.47%	0.47%	0.48	%(4)(5)
Ratio of net investment income/(loss) to average net assets	5.12%	5.39%	5.86	%(4)
Portfolio turnover rate (6)	58%	67%	171	%(3)

(1)	Since Commencement of Operations on May 23, 2016.
(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2019

1. ORGANIZATION

The Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF Fund’s name was changed to the Innovator S&P High Quality Preferred ETF (the “Fund”), the Fund’s ticker symbol remained the same (EPRF). The Fund is classified as a non-diversified series of the Trust. The Fund commenced operations on May 23, 2016. Effective July 16, 2018, the Fund’s name was changed from Innovator S&P High Quality Preferred ETF to Innovator S&P Investment Grade Preferred ETF. The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Fund is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Fund shall determine NAV as of that time.

Notes to Financial Statements

March 31, 2019 (Continued)

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Notes to Financial Statements

March 31, 2019 (Continued)

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Accounting Standards Codification, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Notes to Financial Statements

March 31, 2019 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$13,826,461	$—	$—	$13,826,461
Short Term Investments	94,099	—	—	94,099
Investments Purchased with Proceeds From Securities Lending	—	507,698	—	507,698
Total Assets	$13,920,560	$507,698	$—	$14,428,258

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 Investments held by the Fund during the reporting period.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on an accrual basis using the effective yield method.

Notes to Financial Statements

March 31, 2019 (Continued)

Distributions received from the Fund’s investments in a Real Estate Investment Trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Tax Information, Dividends and Distributions to Shareholders:

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, monthly, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Notes to Financial Statements

March 31, 2019 (Continued)

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense in the Statement of Operations. During the year ended March 31, 2019, the Fund did not incur any interest or penalties. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. As of March 31, 2019, the Fund has no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund is subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind. For the year ended March 31, 2019, the following table shows the reclassifications made:

Distributable Earnings/ (Accumulated Deficit)	Pain-In Capital
$(11,850)	$11,850

Indemnification:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

Notes to Financial Statements

March 31, 2019 (Continued)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory:

Effective April 1, 2018, Innovator Capital Management, LLC (the “Adviser”) was appointed to serve as the investment adviser to the Fund, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Fund (“Interim Advisory Agreement”).

On April 10, 2018, the Board of Trustees of Elkhorn ETF Trust approved the New Advisory Agreement between the Trust and Innovator and recommended that the New Advisory Agreement be submitted to Fund shareholders for approval. The New Advisory Agreement was approved at the August 1, 2018 shareholder meeting.

Pursuant to the New Advisory Agreement the Fund pays to the Advisor a fee calculated daily and payable monthly, at an annual rate of 0.47% of the Fund’s average daily net assets, in return for management and supervisory services.

Subject to the supervision of the Board of Trustees (the “Board”), the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Sub-Advisory:

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Fund pursuant to sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

Other Agreements:

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s Administrator, Accounting Agent and Transfer Agent pursuant to service agreements with the Trust on behalf of the Fund. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Fund’s Custodian pursuant to a custodian agreement with the Trust on behalf of the Fund. Prior to January 25, 2019, The Bank of New York Mellon served in these capacities. Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Service Agreement.

Notes to Financial Statements

March 31, 2019 (Continued)

4. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Fund consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee of $500 is currently imposed on each creation and redemption transaction. The transaction fee is applicable to each purchase and redemption transaction regardless of the number of Creation Units in the transaction.

5. INVESTMENT TRANSACTIONS

For the year ended March 31, 2019, the cost of purchases and the proceeds from sales of investment securities (excluding short- term investments and in-kind purchases and sales) were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$—	$9,874,627	$—	$9,943,378

For the year ended March 31, 2019, the in-kind transactions associated with creations and redemptions were as follows:

In-Kind	In-Kind
Creations	Redemptions
$3,551,448	$9,267,065

Net Capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

Notes to Financial Statements

March 31, 2019 (Continued)

6. SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of March 31, 2019, the values of the securities on loan, cash collateral received, and fees and interest earned were as follows:

Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
$498,792	$507,698	$799

Notes to Financial Statements

March 31, 2019 (Continued)

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

7. FEDERAL INCOME TAX MATTERS

At March 31, 2019, the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
$14,800,394	$78,779	$(450,915)	$(372,136)

The differences between book and tax basis cost of investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sales, investments in partnerships and preferred securities.

At March 31, 2019, the components of undistributed or accumulated earnings/(loss) on a tax-basis were as follows:

Accumulated Capital and Other Losses	Other Gains / (Losses)	Undistributed Net Investment Income / (Loss)	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)

$(1,206,539)	$—	$38,359	$(372,136)	$(1,540,316)

Notes to Financial Statements

March 31, 2019 (Continued)

The tax character of distributions paid from ordinary income during the years ended March 31, 2019 and March 31, 2018, were as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2018
Distributions paid from:
Net Ordinary Income	$884,376	$1,066,089
Net Long-Term Capital Gains	—	—
Return of Capital	—	31,052
Total Distributions Paid	$884,376	$1,097,141

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended March 31, 2019, the Fund did not elect to defer qualified post-October capital or late year ordinary losses.

At March 31, 2019, for Federal income tax purposes, the fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Indefinite Short-Term	Indefinite Long-Term

$1,099,823	$106,716

Notes to Financial Statements

March 31, 2019 (Continued)

8. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of its investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP was previously the independent registered public accounting firm for the Trust. Effective June 20, 2018, that firm resigned and was replaced by Cohen & Company, Ltd. (“Cohen”). Cohen’s appointment as the independent registered public accounting firm for the Fund was recommended by the audit committee of the board of trustees and approved by the full board.

During the past year ended March 31, 2018, and prior period May 23, 2016 (commencement of operations) through March 31, 2017, and the subsequent interim period through June 20, 2018, there were no: (1) disagreements with Grant Thornton LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events.

The audit reports of Grant Thornton LLP on the financial statements of the Trust as of and for the past year ended March 31, 2018, and prior period May 23, 2016 (commencement of operations) through March 31, 2017, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

Notes to Financial Statements

March 31, 2019 (Continued)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

11. RESULTS OF THE SPECIAL MEETINGS OF SHAREHOLDERS OF THE TRUST (Unaudited)

A special meeting of the Fund’s shareholders was held on June 20, 2018. The matters voted on by the shareholders and the results of the vote at the shareholders meeting were as follows:

Proposal:

Election of Trustees: Mark Berg

	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	675,222	95.96%	79.44%
Withhold	28,443	4.04%	3.35%

Proposal:

Election of Trustees: H. Bruce Bond

	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	675,222	95.96%	79.44%
Withhold	28,443	4.04%	3.35%

Notes to Financial Statements

March 31, 2019 (Continued)

Proposal:

Election of Trustees: Joe Stowell

	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	676,170	96.09%	79.55%
Withhold	27,495	3.91%	3.23%

Proposal:

Election of Trustees: Brian J. Wildman

	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	674,607	95.87%	79.37%
Withhold	29,058	4.13%	3.42%

A special meeting of the Fund’s shareholders was held August 1, 2018. The matters voted on by the shareholders and the results of the vote at the shareholders meeting were as follows:

Proposal:

To approve a new investment advisory agreement between Innovator Capital Management, LLC and the Trust, on behalf of the Fund

	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	439,548	62.47%	51.71%
Against	12,434	1.77%	1.46%
Abstain	11,915	1.69%	1.40%
Broker Non-Vote	239,768	34.07%	28.21%

Notes to Financial Statements

March 31, 2019 (Continued)

Proposal:

To approve a new sub-advisory agreement among Innovator Capital Management, LLC, Penserra Capital management, LLC and the Trust, on behalf of the Fund

	Shares Voted	% of Shares Voted	% of Outstanding Shares Voted
For	439,758	62.50%	51.74%
Against	12,434	1.77%	1.46%
Abstain	11,705	1.66%	1.38%
Broker Non-Vote	239,768	34.07%	28.21%

12. SUBSEQUENT EVENT

On March 21, 2019, the Board of Trustees approved a change in the Fund's fiscal year end from March 31 to October 31, effective April 1, 2019.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, other than the above, there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Innovator S&P Investment Grade Preferred ETF and Board of Trustees of Innovator ETFs Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Innovator S&P Investment Grade Preferred ETF (the “Fund”), a series of Innovator ETFs Trust II, as of March 31, 2019, and the related statements of operations and changes in net assets and financial highlights for the year then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the periods ended March 31, 2018, and prior, were audited by other auditors whose report dated May 30, 2018, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 28, 2019

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (May 2019-present), Founding Principal and President (2001-May 2019), Timothy Financial Counsel Inc.	18	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (September 2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	18	Board of Advisors, Westmont College
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel Inc. (May 2019-present); Executive Vice President, Consumer Banking (March 2016-May 2019), Chief Risk Officer (April 2013-March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	18	MB Financial Bank (2003-May 2019); Missionary Furlough Homes, Inc. (since 2008).

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (1) 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017-present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002-2006); formerly Chairman; PowerShares Fund Board (2002-2013).	18	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	18	Independent Trustee, ETF Managers Group, LLC (2012 - March 8, 2018)
James Nash (2) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since June 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016); Product Analyst, Linedata Services (2011-2014).	18	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(1)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(2)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

Board Considerations Regarding Approval of

Investment Management Agreement (Unaudited)

At the meeting held on April 10, 2018, the then current Board and the independent trustees, voting separately, approved a new investment management agreement and new sub-advisory agreement with respect to the Innovator S&P Investment Grade Preferred ETF and Innovator Lunt Low Vol/High Beta Tactical ETF.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In anticipation of the expiration of the investment management agreement on March 31, 2018, the independent trustees solicited proposals from multiple investment advisory firms. The Board received proposals from multiple investment advisory firms in addition to the proposal to renew the investment management agreement. To assist the Board in its evaluation of the new investment management agreement and the sub-advisory agreement, the independent trustees received materials in advance of the Board meetings from the Adviser, Penserra Capital Management, LLC (“Penserra”) and another potential investment adviser candidate that submitted a proposal with respect to one Fund only. The independent trustees also met with senior executives of the Adviser and Penserra. The independent trustees also met separately with their independent legal counsel to discuss the information provided by the Adviser and Penserra. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and Penserra are reasonable business arrangements from the Fund’s perspective as well as from the perspective of shareholders.

The Board considered, among other things, the following information:

● Other alternatives, given that the original investment management agreement was scheduled to expire by its terms on March 31, 2018, including renewal of the original investment management agreement with Elkhorn Investments LLC, the appointment of other investment advisers for the Funds, including the Adviser and Penserra, and the liquidation of the Fund.

● The interim and proposed new investment management agreement with the Adviser would ensure the continued management of the Fund’s assets following the expiration of the original investment management agreement.

Board Considerations Regarding Approval of

Investment Management Agreement (Unaudited) (Continued)

● The Adviser agreed with Fund service providers to make payment on certain outstanding liabilities owed to such service providers, potentially avoiding significant disruption to the Funds’ investment management program.

● The Adviser has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the new investment management agreement, the sub-advisory agreement and related agreements and all costs of this proxy solicitation. As a result, the Funds will bear no costs in obtaining shareholder approval of the new investment management agreement and the sub-advisory agreement.

● The capabilities, reputation, resources, experience and personnel of the Adviser and the sub-adviser to provide the services pursuant to the terms of the new investment management agreement and the sub-advisory agreement.

● The significant financial resources of the principals of the Adviser that the Adviser indicated would benefit the Funds by providing a more robust operational infrastructure and a dedicated team designed to grow the assets of each Fund.

● The terms and conditions of the new investment management agreement, including that each Fund’s contractual fee rate under the new investment management agreement would remain the same, and that the Adviser would compensate the Sub-Adviser out of its fee.

Certain of these considerations are discussed below in more detail.

Nature, Extent and Quality of Services Provided to the Funds.

The Board considered the capabilities, reputation, experience, and resources of the Adviser, including its Principals. The Adviser’s founder also founded PowerShares in early 2003. As founder and Chief Executive Officer of PowerShares, Mr. Bond pioneered many firsts in the ETF industry. In 2006, PowerShares was acquired by Invesco, a global asset manager. Mr. Bond remained the President and Chief Executive Officer of PowerShares and Chairman of the Board of the PowerShares Funds until September of 2011. During his time at PowerShares, Mr. Bond helped develop, list and distribute over 130 fund products on various exchanges located in the United States and throughout Europe, with assets under management in excess of $80 billion. The Board also considered the capabilities, reputation, experience, and resources of Penserra, including in particular its trading capabilities.

Board Considerations Regarding Approval of

Investment Management Agreement (Unaudited) (Continued)

In connection with the investment advisory services to be provided under the new investment management agreement and the sub-advisory agreement, the Board took into account discussions with representatives of Innovator and Penserra regarding the management of each Fund. The Board also considered the allocation of responsibilities between the Adviser and Penserra.

Investment Performance of the Funds.

The Board considered the Adviser’s and Penserra’s investment philosophy and experience and their history in managing other ETFs, as they had only assumed management of the Funds on April 1, 2018. The Board also considered Fund performance information, which it had reviewed at regular quarterly meetings.

Costs of Services Provided and Profits Realized by the Adviser.

In evaluating the costs of the services to be provided by the Adviser under the new investment management agreement, the Board considered, among other things, whether advisory fee rates or other expenses would change from the original investment management agreement. The Board noted that there are no material differences between new investment management agreement and the original investment management agreement (other than the identity of the Adviser, the effective date and the initial term), and that the fee rates and unitary fee structure under the agreements are identical. The Board also reviewed information comparing each Fund’s total expense ratio to the average and median expense ratios of its peer Morningstar and Bloomberg categories. The Board noted that the unitary fee for the Innovator S&P High Quality Preferred ETF was lower than both the peer Morningstar and Bloomberg category averages and medians, and the unitary fee for the Innovator Lunt Low Vol/High Beta Tactical ETF was higher than the peer Morningstar category average and median, as well as the peer Bloomberg category median, but lower than the peer Bloomberg category average. The Board considered the Adviser’s explanation regarding the proprietary, alpha-seeking strategy of the Fund, developed by Lunt Capital Management Inc., and the higher than typical licensing fee.

Board Considerations Regarding Approval of

Investment Management Agreement (Unaudited) (Continued)

With respect to the Adviser’s estimated profitability for managing the Funds, the Board noted that the Adviser will likely have little to no profitability in the first year or more, given the current asset levels of the Funds and as a result of satisfying certain outstanding liabilities owed by the Funds to service providers. The Board also considered the effect of the current licensing fees on the profits to be realized by the Adviser, given that the licensing fees are paid to the index providers out of the unitary fee received by the Adviser. The licensing fees paid by the Adviser are the same as the licensing fees paid by the prior investment adviser. With respect to the sub-advisory fees and Penserra’s profitability, the Board considered that the sub-advisory fee was negotiated between the Adviser and Penserra, an unaffiliated third party, and that the Adviser would compensate Penserra from its fees.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Board considered potential economies of scale that may result from Innovator acting as the investment adviser to the Funds and Penserra serving as sub-adviser, including how the Adviser intends to market the Funds, the Adviser’s long-term goals for the size of the Funds and potential obstacles to growth, and the asset levels of the Funds at which the Adviser anticipates the Funds and shareholders will benefit from economies of scale. The Board noted that any change in economies of scale would be speculative at present.

Other Benefits to the Adviser.

The Board considered the sub-adviser’s representation that it will not use its affiliated broker to effect transactions for the Funds, and that the Adviser will monitor the trading activity of the sub-adviser. Based on their review, the Independent Trustees concluded that any indirect benefits to be received by the Adviser or Penserra a result of relationship with each Fund were reasonable and within acceptable parameters.

Board Determination.

After discussion, the Board and the independent trustees, voting separately, and based upon such information as they considered necessary to the exercise of their reasonable business judgment, approved the new investment management agreement and the sub-advisory agreement each for an initial two-year term. No single factor was identified as determinative in the Board’s analysis or any independent trustee’s analysis.

Additional Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com/EPRF.

1. QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-208-5212, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2. PROXY VOTING INFORMATION

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-208-5212 and on the SEC’s website at www.sec.gov. Information relating to how the Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

In order to reduce expenses, the Fund delivers one copy of an annual/semiannual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, or you currently are enrolled in householding and wish to change your householding status, please call 1-877-FUND890 (877-386-3890) you may change your status at any time.

Additional Information (Unaudited) (Continued)

4. TAX INFORMATION

For the fiscal year ended March 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended March 31, 2019, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

% of Dividend Income Distributed
Qualified Dividend Income	Corporate Dividends Received Deduction
71.13%	60.00%

The following table lists the percentage of ordinary income distributions paid by the Fund, for the year ended March 31, 2019, that was designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

% of Ordinary Income Distributions
Short-Term Capital Gain Distributions
0.00%

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management, LLC

140 Broadway, 26th Floor

New York, NY 10005

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100 Portland, ME 04101

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

 1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2019	FYE 3/31/2018
Audit Fees	$14,000	$20,000
Audit-Related Fees	-	-
Tax Fees	$3,500	$5,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2019	FYE 3/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2019	FYE 3/31/2018
Registrant	$3,500	$5,000
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Furnished herewith.

On June 20, 2018, the Board of Trustees for Innovator ETFs Trust II (“Trust II”) (formerly Elkhorn ETF Trust) selected Cohen & Company, Ltd (“Cohen”) as the independent registered public accounting firm of Trust II. For the year ended March 31, 2018 and for the period May 23, 2016 (commencement of operations) through March 31, 2017, neither Trust II nor anyone on their behalf has consulted Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Trust II’s financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said item 304).

Grant Thornton LLP (“GT”) resigned as the Trust II independent registered public accounting firm upon completion of the March 31, 2018 audit of Innovator S&P Investment Grade Preferred ETF (“EPRF”) (a series of Trust II). For the year ended March 31, 2018 and for the period May 23, 2016 (commencement of operations) through March 31, 2017, GT reports on EPRF financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. For the year ended March 31, 2018 and for the period May 23, 2016 (commencement of operations) through March 31, 2017, there were no disagreements with GT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of GT, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years. For the year ended March 31, 2018 and for the period May 23, 2016 (commencement of operations) through March 31, 2017, Trust II had no events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Trust II has requested that GT furnish it with a letter addressed to the Securities and Exchange Commission stating whether GT agrees with the statements contained above. A copy of the letter from GT to the Securities and Exchange Commission is filed as an exhibit hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust II

By (Signature and Title)*   /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date             05/31/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date             05/31/19

By (Signature and Title)*   /s/ John Southard

John Southard, Principal Financial Officer

Date             05/31/19

* Print the name and title of each signing officer under his or her signature.